Summary of Significant Policies - Schedule of Intangible Assets (Details)	Jun. 30, 2024	Dec. 31, 2023
AGM domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Residual value rate	0.00%	0.00%
Useful life	10 years	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Residual value rate	0.00%	0.00%
Useful life	5 years	5 years